THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M
Lincoln VULONE, Lincoln VULONE 2005, Lincoln VULONE 2007, Lincoln VULONE 2012, Lincoln VULONE 2014, Lincoln VULONE 2019, Lincoln VULONE 2021, Lincoln VULCV-IV, Lincoln VULDB-IV, Lincoln AssetEdge® VUL, Lincoln AssetEdge® VUL 2015, Lincoln AssetEdge® VUL 2019, Lincoln AssetEdge® VUL 2019-2, Lincoln AssetEdge® VUL 2020, Lincoln AssetEdge® VUL 2022, Lincoln AssetEdge® VUL 2022-2, Lincoln AssetEdge® VUL 2025, Lincoln AssetEdge® VUL 2025-2, Lincoln LifeGoals®, Lincoln MoneyGuard Market Advantage®, Lincoln MoneyGuard Market Advantage® 2024

Lincoln Life Flexible Premium Variable Life Account R
Lincoln SVUL-IV, Lincoln PreservationEdge® SVUL, Lincoln SVULONE 2013, Lincoln SVULONE 2016, Lincoln SVULONE 2019, Lincoln SVULONE 2021, Lincoln AssetEdge® SVUL, Lincoln AssetEdge® SVUL - No Indexed Accounts

Lincoln Life Flexible Premium Variable Life Account S
Lincoln Corporate Variable 5, Lincoln Corporate Commitment® VUL, Lincoln Corporate ExecSM VUL

Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Ensemble® II VUL, Lincoln Ensemble® III VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M
Lincoln AssetEdge® VUL 2015

LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Corporate Variable 5, Lincoln Corporate Commitment® VUL

Supplement dated July 11, 2025 to the Prospectus dated May 1, 2025

This Supplement to your prospectus outlines changes to certain investment options under your variable life insurance policy.  All other provisions outlined in your prospectus, as supplemented, remain unchanged.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on June 3-4, 2025, the Board approved the appointment of Franklin Advisers, Inc. as the new sub-adviser to the LVIP Macquarie Bond Fund (the “Fund”), effective on or about August 8, 2025 (“Effective Date”). The Fund’s name will be changed as of the Effective Date, as noted below, and all references to the Fund’s name will be revised accordingly. The Fund’s investment objective, fee and average total returns will remain the same. All other information about the fund, including the principal investment strategies, can be found in the fund’s prospectus.

NEW FUND NAME	FORMER FUND NAME

LVIP Franklin Templeton Core Bond Fund	LVIP Macquarie Bond Fund

You can obtain information by contacting your registered representative, online at www.lfg.com/vulprospectus, or by sending an email request to CustServSupportTeam@lfg.com.
Please retain this supplement for future reference.